DESCRIPTION OF PLAN (Details) - 401(k) Plan - USD ($)		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2025
DESCRIPTION OF PLAN
Percentage cap on on balance transfers into the McDonald's Company Stock Fund		20.00%
Employee contribution (as a percent)		75.00%
Maximum payment of cash dividend		$ 25
Automatic deferral rate (as a percent)	1.00%	3.00%
Automatic annual increases contribution (as percent)		1.00%
Participant compensation matched (as a percent)		6.00%
Extended term of recordkeeping agreement (in years)		5 years
Maximum
DESCRIPTION OF PLAN
Employee contribution (as a percent)		75.00%
Participant compensation matched (as a percent)		6.00%
Threshold for forced rollover of balances		$ 7,000